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[HONIGMAN LOGO]                                                    ERIC A. ZACKS
                                                                  (313) 465-7620
HONIGMAN MILLER SCHWARTZ AND COHN LLP                        FAX: (313) 465-7621
ATTORNEYS AND COUNSELORS                                     EZACKS@HONIGMAN.COM
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                                                          VIA EDGAR TRANSMISSION

                                 September 22, 2005

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

RE: ROCKWELL MEDICAL TECHNOLOGIES, INC. REGISTRATION STATEMENT ON FORMS S-4 AND SB-2


Ladies and Gentlemen:

         On behalf of Rockwell Medical Technologies, Inc., a Michigan corporation (the "Registrant"), we are enclosing for filing under the Securities Act of 1933 one copy of Amendment No. 1 to the Registration Statement on Forms S-4 and SB-2 (file no. 333-127048).

         Please direct your comments or any questions you might have to John P. Kanan at (313) 465-7438, facsimile number (313) 465-7439.

                                        Very truly yours,


                                        /s/ Eric A. Zacks
                                        -----------------
                                        Eric A. Zacks

cc:  Robert L. Chioini
     Thomas E. Klema
     John P. Kanan
     Melissa A. Langridge
     Melissa A. Resslar


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